Equity method investment, net	12 Months Ended
Dec. 31, 2021
Equity method investment, net
Equity method investment, net

10.    Equity method investment, net

Balance as of January 1, 2019	346,159
Additions	579,492
Share of results	21,772
Dividends received	(9,602)
Return of capital	(358,558)
Balance as of December 31, 2019	579,263
Additions	1,458
Share of results	3,970
Dividends received	(644)
Return of capital	(115,449)
Balance as of December 31, 2020	468,598
Additions	84,566
Share of results	(47)
Return of capital	(50,088)
Impairment losses	(187,329)
Disposal	(58,578)
Balance as of December 31, 2021	257,122

During the years ended December 31, 2019, 2020 and 2021, the Group made certain equity method investments. The Group does not have controlling financial interests over these investees, but it has ability to exercise significant influence over their financial and operating polices.

In connection with the Sales Commitment Arrangements as described in note 1, the Group invested into certain limited partnerships as a limited partner. The Group has determined that given the design of these limited partnerships, they are considered to be unconsolidated VIEs and the Group is not considered to be the primary beneficiary, as further described below.

During the years ended December 31, 2019, 2020 and 2021, the limited partnerships were either involved in or invested by the Group for the purpose of the Sales Commitment Arrangements as a fund provider, details of which are disclosed in note 1. Under these arrangements, an initial deposit is required to be paid to the real estate developers prior to the commencement of the exclusive sales period. The limited partnerships are designed such that the investors (including the Group) would make their respective initial equity capital payments based on the initial deposit requirements. The investors are committed to provide additional capital funding in several tranches based on a funding schedule prepared considering of the forecast sale plan and actual progress of properties sales throughout the exclusive sale period.

The Group has determined that the total equity investment at risk of these limited partnerships is limited to the capital injected in these limited partnerships and does not include the commitments of the partners to contribute additional equity as the funding commitments are not reported as equity in the balance sheet of the limited partnerships. Capital investments of the partners are the only source of funding of these limited partnerships. In addition, the amount of paid-up capital at inception is limited to the funding requirements for the initial stage of the project. The Group has determined that the limited partnerships are VIEs as their total equity investments at risk are not considered to be sufficient to permit the limited partnerships to finance their activities without additional subordinated financial support.

To determine whether the Group is the primary beneficiary of these limited partnerships, the Group has evaluated whether it has both (i) the power to direct the activities of the limited partnerships that most significantly impact their economic performance; and (ii) the obligation to absorb losses of, or the right to receive benefits from, the limited partnerships that could potentially be significant to these entities.

The Group determined that the activities that most significantly impact the economic performance of the limited partnerships include: (i) selecting real estate projects, (ii) negotiating the terms of sale commitment arrangement, (iii) monitoring the progress of property sales and (iv) for the limited partnerships under Non-Group Commitment Arrangements as described in note 1, managing the disposal of unsold properties, if any, at the end of the sales period that the limited partnerships are required to purchase from the property developer.

Based on these activities that the Group considered to be most significant, the Group evaluated who has the power to direct them beginning with an assessment of the parties involved in the ownership and governance structure of these limited partnerships. In this regard, each of the limited partnerships is sponsored by an investor that is unrelated to the Group. The investments of the sponsoring investor in the limited partnerships are generally in the form of both limited partnership interest and general partnership interest, with these partnership interests being held by two or more of the sponsoring investor’s-controlled subsidiaries. Under the limited partnership agreement, the general partner can make key management decisions for the limited partnership. In addition, the Group does not have any kick-out right or the unilateral ability to exercise any substantive participating rights. Accordingly, the Group has determined that the power to direct the activities that most significantly impact the economic performance rests with the general partner and the other limited partners that are all under the common control of the sponsoring investor.

The Group’s obligation to absorb losses of, or the right to receive benefits from, the limited partnerships are limited to its committed capital investments or its rights to receive sharing of profit from the limited partnerships based on its proportionate share of the capital contributions.

Based on the analysis above, as the Group does not have the power to direct the activities of limited partnerships that most significantly impact their economic performance, the Group has concluded it is not the primary beneficiary of the limited partnerships established in connection with the Sales Commitment Arrangements. The Group determined that it has significant influence over these limited partnerships and therefore has accounted for its investments under the equity method.

The Group considers, as a limited partner, that its maximum exposures to the losses from the limited partnerships are the maximum loss that could potentially be recorded through earnings in future periods as a result of its investments and other variable interests in the limited partnerships, regardless of the probability of the losses actually occurring. The Group’s maximum exposures to the losses from the limited partnerships as of December 31, 2020 and 2021 are set out below, which represent the aggregated amounts of the carrying amounts of the investments in limited partnerships and the maximum amount of additional capital commitments as stipulated in the respective partnership deeds. The Group does not have any other obligation or commitment to provide any guarantee, loan or other financial support to the limited partnerships.

Maximum
		amount of	Maximum
	Aggregated	additional	exposures to the
	carrying amount	capital	losses of the
	(before impairment loss)	commitment	limited
	of the limited partnerships	(Note 22(b))	partnerships
	RMB	RMB	RMB
Balance as of December 31, 2020	468,598	327,584	796,182
Balance as of December 31, 2021	444,451	301,444	745,895

Impairment loss

In considering current property market conditions and the operating performance of the limited partnerships, the Company recognized other-than-temporary impairment loss of RMB187,329 to the investment in Ningbo Meishan Yunde Investment Limited Partnership (“Yunde”), Ningbo Meishan Detong Investment Limited Partnership (“Detong”), Ningbo Meishan Derong Investment Limited Partnership (“Derong”) and Ningbo Meishan Jiushi Investment Limited Partnership (“Jiushi”) during the year ended December 31, 2021.

Disposal

During the year ended December 31, 2021, the other investors of Ningbo Meishan Deyu Investment Limited Partnership (“Deyu”) and Ningbo Meishan Jiuyi Investment Limited Partnership (“Jiuyi”) withdrew all their capital invested after completing the properties sales projects. The Group became the sole investor of Deyu and Jiuyi, which have been accounted for as consolidated subsidiaries of the Group (see note 21).

The following limited partnerships were either involved in or invested by the Group for the purpose of the Sales Commitment Arrangements as a fund provider, details of which are disclosed in note 1. The Group’s effective interests to the limited partnerships as of December 31, 2020 and 2021 are as below:

	As of December 31,
	2020	2021
Name of the limited partnerships
Shanghai Gefei Chengyun Investment Center Limited Partnership (“Gefei Chengyun”)	20%	20%
Ningbo Meishan Jiushen Investment Limited Partnership (“Jiushen”)	10%	12%
Tibet Shiguan Business Management Limited Partnership (“Shiguan”)	27.6%	27.6%
Ningbo Meishan Jiuchuan Investment Limited Partnership (“Jiuchuan”)	10%	10%
Ningbo Meishan Decheng Investment Limited Partnership (“Decheng”)	2%	2%
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshutianye”)	26%	26%
Yiwu Longshu Qianli Investment Management Limited Partnership (“Longshuqianli”)	16%	16%
Jiuyi	20%	— *
Ningbo Meishan Jiuzhen Investment Limited Partnership (“Jiuzhen”)	20%	20%
Yunde	20%	20%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”)	20%	20%
Detong	40%	40%
Derong	37%	37%
Jiushi	40%	40%
Ningbo Meishan Qixing Management Limited Partnership (“Qixing”)	15.7%	15.7%
Shanghai Ruokun Management Limited Partnership (“Ruokun”)	20%	20%
Deyu	40%	— *
Hangzhou Honggeng Investment Limited Partnership (“Honggeng”)	20%	20%
Shenzhen Jiaxinda No.3 Investment Limited Partnership(“Jiaxinda”)	10%	10%
Shanghai Fangjin Management Limited Partnership (“Fangjin”）	—	49%
Ningbo Meishan Muju Investment Limited Partnership (“Muju”)	—	30%

* During the year ended December 31, 2021, the Group became the sole investor of Deyu and Jiuyi. Therefore, Deyu and Jiuyi become consolidated subsidiaries of the Group (see note 21).

During the years ended December 31, 2019, 2020 and 2021, the Group made additional investments into these limited partnerships and received return of capital from these limited partnerships, details of which are summarized below:

	For the Year Ended December 31,
	2019		2020		2021
Name of the	Capital	Return of	Capital	Return of	Capital	Return of
limited partnerships	Investments	capital	Investments	capital	Investments	capital
	RMB	RMB	RMB	RMB	RMB	RMB
Gefei Chengyun	—	—	—	(1,513)	—	—
Jiushen	17,000	(2,200)	—	(9,397)	22,000	(3,455)
Ningbo Meishan Jiuchang Investment Limited Partnership (“Jiuchang”)	—	(2,620)	—	—	—	—
Shiguan	—	(20,000)	—	—	—	—
Jiuchuan	—	(5,569)	—	(4,290)	—	(2,800)
Decheng	—	—	—	(463)	—	—
Longshutianye	18,455	(12,049)	—	(3,003)	—	(1,666)
Longshuqianli	—	(2,094)	—	—	—	—
Jiuyi	127,985	(169,152)	—	(26,312)	—	—
Ningbo Meishan Jiuyu Investment Limited Partnership (“Jiuyu”)	—	(19,924)	—	—	—	—
Jiuzhen	2,250	—	—	—	—	(1,826)
Yunde	55,935	(64,993)	—	(4,800)	4,690	(6,862)
Deyan	—	(3,968)	—	(3,500)	—	(1,300)
Detong	31,000	(16,184)	—	—	—	(48)
Derong	55,555	(555)	—	—	20,000	—
Jiushi	185,000	(29,250)	—	(38,220)	500	(31,371)
Qixing	8,752	—	—	(8,750)	—	—
Ruokun	5,000	—	—	(5,000)	—	—
Deyu	70,360	(10,000)	1,000	(4,000)	—	—
Honggeng	2,200	—	—	(2,201)	—	—
Jiaxinda	—	—	458	—	—	(458)
Fangjin	—	—	—	—	490	—
Muju	—	—	—	—	36,886	(302)
Total	579,492	(358,558)	1,458	(111,449)	84,566	(50,088)

Summary of combined unaudited financial information for these equity method investees as of and for the years ended December 31, 2020 and 2021 are presented below:

	As of December 31,
	2020	2021
	RMB	RMB
Balance sheet data:
Current assets	1,001,703	746,693
Non-current assets	172,623	173,579
Total assets	1,174,326	920,272
Current liabilities	303,489	207,316
Total liabilities	303,489	207,316
Equity	870,837	712,956
Total liabilities and shareholders’ equity	1,174,326	920,272

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating data:
Revenue	124,610	56,545	4,094
Operating income/(loss)	76,502	22,009	(4,253)
Net income/(loss)	77,384	22,431	(3,994)